INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Cash Flow Elements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
(a) Distribution as a dividend in kind of previously consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	$ (5,443)	$ 0	$ (5,443)	$ 0	$ 0
Property and equipment	7,048	0	7,048	0	0
Goodwill and other intangible assets	15,883	0	15,883	0	0
Other long term liabilities	(1,781)	0	(1,781)	0	0
Non-controlling interest	373	0	373	0	0
Accumulated other comprehensive loss	(213)	0	(213)	0	0
Dividend in kind	(17,737)	0	(17,737)	0	0
Payments of Dividends	(1,870)	0	(1,870)	0	0
(b) Non-cash investing activity:
Purchase of property and equipment	107	208	107	264	378
(c) Supplemental disclosure of cash flow activity:
Interest	132	220	270	414	640
Income taxes	$ 22	$ 6	$ 27	$ 18	$ 27